Supplier (Tables)	12 Months Ended
Dec. 31, 2022
Supplier
Schedule of supplier accounts payable

	2022	2021

Supplier	4,237,229	3,267,404

Local currency	3,940,624	3,063,458
Suppliers of materials and services (i)	3,842,435	2,966,897
Interconnection (ii)	67,724	65,464
Roaming (iii)	1,857	212
Co-billing (iv)	28,608	30,885

Foreign currency	296,605	203,946
Suppliers of materials and services (i)	161,042	153,082
Roaming (iii)	135,563	50,864

Current portion	4,237,229	3,267,404

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(iv)	Refers to calls made by the customer when choosing another long-distance operator.